Acquisitions - Schedule of Purchase Consideration (Details)	Jun. 30, 2025 EUR (€)
Schedule of Purchase Consideration [Abstract]
Cash purchase	€ 600,000
Contingent consideration	142,000
Total purchase consideration	€ 742,000